WARRANTS (Tables)	9 Months Ended
Aug. 31, 2013
Schedule of Financial liabilities carried at fair value [Table Text Block]
	Fair value measurements at reporting
	date using
	Level 3	Total
Warrants -
August 31, 2013	$1,161,956	$1,161,956

Schedule of Activity fo fair value measurements of financial liabilities [Table Text Block]
	During the nine	During the three
	months ended	months ended
	August 31,	August 31,
	2013	2013
Carrying value at the beginning of the period	$-	$1,402,530
Additions	$1,245,270	47,268
Changes in fair value of warrant liabilities	(83,314)	(287,842)
Carrying value at the end of the period
	$1,161,956	$1,161,956